Share Capital and Reserves - Summary of Changes in Warrants (Parenthetical) (Detail) - May Two Thousand Sixteen Issuance Of Warrants [Member] - Warrants grant date thirteen and twenty seven may two thousand sixteen [member]
$ in Thousands
12 Months Ended
Dec. 31, 2016 CAD ($) Unit shares
Disclosure of changes in warrants [line items]
Number of units, consisting of one share and one share purchase warrant, issued	32,432,425
Number of private placements | Unit	2
Number of common shares received per each unit	1
Number of warrant to purchase common shares received per each unit	1
Proceeds from issue of warrants | $	$ 5,978